Operating leases (Details 1)	Mar. 31, 2025	Mar. 31, 2024
Operating Leases
Weighted-average remaining lease terms	4 years 8 months 23 days	3 years 6 months 14 days
Weighted-average discount rate	6.70%	6.70%